Annual Operating Expenses {- Fidelity SAI Short-Term Bond Fund} - 08.31 Fidelity SAI Bond Funds Combo PRO-04 - Fidelity SAI Short-Term Bond Fund - Fidelity SAI Short-Term Bond Fund	Oct. 29, 2022
Operating Expenses:
Management fee	0.30%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%
Total annual operating expenses	0.31%